Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Detail) - Posco [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Sales	₩ 193,725	₩ 3,461,987	₩ 17,680,333
Dividends	827,218	524,457
Other sales	18,337	24,493	652,846
Purchase of material		1,287,911	7,492,259
Purchase of fixed assets	36,816	153,545	960,353
Outsourced processing cost		136,912	706,703
Others	80,585	291,216	491,195
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	629	3,242	72,797
Dividends		5,348
Other sales	55	8	2,514
Purchase of material		148,239	736,441
Others			107
POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of transactions between related parties [line items]
Sales		25,614	72,342
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Dividends	293,956	186,813
Other sales			418,044
Purchase of material		210,455	2,338,625
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	240	78,048	37,410
Dividends	92,149	209,457
Other sales	11,617	14,704	63,298
Purchase of material		14,015	107,637
Others	158	197	49,741
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	869	106,904	182,549
Dividends	386,105	401,618
Other sales	11,672	14,712	483,856
Purchase of material		372,709	3,182,703
Others	158	197	49,848
POSCO [member]
Disclosure of transactions between related parties [line items]
Sales	146,745	87,165
Dividends	325,043
Other sales		2
Others	15,440	10,446
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure of transactions between related parties [line items]
Sales	9,354	7,502	5,859
Dividends	11,037	16,555
Other sales	440	7	11,113
Purchase of fixed assets	23,007	80,306	491,624
Outsourced processing cost			158
Others	5,875	13,086	32,328
POSCO STEELEON Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	1,772	133,743	695,451
Other sales		215	2,602
Outsourced processing cost		7,656	39,014
Others	105	18	627
POSCO DX(formerly, POSCO ICT) [member]
Disclosure of transactions between related parties [line items]
Sales	3,040	1,760	1,605
Dividends	7,455	4,970
Other sales		18	4,996
Purchase of fixed assets	4,017	39,932	324,275
Outsourced processing cost		10,190	46,037
Others	9,037	34,724	181,221
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Sales		3	14
Dividends		24
Other sales	40
Purchase of material		60,649	381,633
Purchase of fixed assets	158	9,706	65,254
Outsourced processing cost		32	115
Others	3,326	3,453	25,242
POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD) [member]
Disclosure of transactions between related parties [line items]
Sales	8,902	89,535	318,808
Dividends	13,878	13,878
Other sales		44	31,917
Purchase of material		84,301	462,013
Purchase of fixed assets		4,757	14,358
Outsourced processing cost		56,325	298,431
Others		908	3,724
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales		4,331	5,207
Other sales			1,450
Purchase of material		6,682	11,271
Others		3,925	26,137
POSCO MOBILITY SOLUTION [Member]
Disclosure of transactions between related parties [line items]
Sales	1,035	176,534	807,925
Other sales	55
Outsourced processing cost		8,802	45,758
Others		28	914
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of transactions between related parties [line items]
Sales	9,278	2,102,356	9,750,636
Dividends	77,616	62,093
Other sales			54,331
Purchase of material		244,230	1,299,561
Outsourced processing cost		768	988
Others	48	1,049	8,968
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Sales		49,359	309,295
Dividends		22,867
Others		1	69
POSCO Canada Ltd [member]
Disclosure of transactions between related parties [line items]
Other sales			1,372
Purchase of material		77,225	202,523
POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			19,142
Other sales			426
Purchase of material			417
Others			1,648
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		32,584	188,470
Other sales			8
Others			83
POSCO JAPAN Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		28,790	1,613,634
Other sales			1
Purchase of material		835	27,937
Purchase of fixed assets			1,726
Others		16	4,894
POSCO-VIETNAM Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		44,840	441,758
Other sales		513	975
Others			46
POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Sales		102,776	460,773
Other sales		562	548
Others			1,494
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Sales	692	171,806	899,675
Other sales	353	1,130	903
Others		120	229
POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		42,320	161,808
Others		15	2
POSCO VST CO LTD [member]
Disclosure of transactions between related parties [line items]
Sales		28,475	201,517
Others			20
POSCO INTERNATIONAL SINGAPORE PTE LTD [member]
Disclosure of transactions between related parties [line items]
Other sales		179	1,453
Purchase of material		379,823	1,704,193
POSCO ASSAN TST STEEL INDUSTRY Inc. [member]
Disclosure of transactions between related parties [line items]
Sales	17	47,335	278,749
Other sales	430	537	734
Purchase of material			8
Others		8	24
Others [member]
Disclosure of transactions between related parties [line items]
Sales	12,021	203,869	1,337,458
Dividends	6,084	2,452
Other sales	5,347	6,574	56,161
Purchase of material		61,457	220,000
Purchase of fixed assets	9,634	18,844	63,116
Outsourced processing cost		53,139	276,202
Others	46,596	223,222	153,677
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales	192,856	3,355,083	17,497,784
Dividends	441,113	122,839
Other sales	6,665	9,781	168,990
Purchase of material		915,202	4,309,556
Purchase of fixed assets	36,816	153,545	960,353
Outsourced processing cost		136,912	706,703
Others	₩ 80,427	₩ 291,019	₩ 441,347